COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7%
	AEROSPACE & DEFENSE - 2.0%
10,835	Triumph Group, Inc.(a)	$ 179,644

	CABLE & SATELLITE - 2.0%
56,172	Altice USA, Inc.(a)	182,559

	COMMERCIAL SUPPORT SERVICES - 2.0%
12,563	CoreCivic, Inc.(a)	182,540

	CONSTRUCTION MATERIALS - 2.0%
2,653	CRH PLC	183,482

	CONSUMER SERVICES - 4.0%
1,392	Grand Canyon Education, Inc.(a)	183,799
10,293	Perdoceo Education Corporation	180,745
		364,544
	ENGINEERING & CONSTRUCTION - 2.0%
5,168	Frontdoor, Inc.(a)	182,017

	FOOD - 4.0%
3,272	BellRing Brands, Inc.(a)	181,366
14,657	Dole PLC	180,135
		361,501
	HEALTH CARE FACILITIES & SERVICES - 8.1%
1,822	Cardinal Health, Inc.	183,658
896	Cencora, Inc.	184,020
2,471	Centene Corporation(a)	183,373
399	McKesson Corporation	184,729
		735,780
	HOME & OFFICE PRODUCTS - 2.0%
3,540	SharkNinja, Inc.	181,142

	INSURANCE - 4.0%
1,150	Progressive Corporation (The)	183,172

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INSURANCE - 4.0% (Continued)
1,128	Reinsurance Group of America, Inc.	$ 182,488
		365,660
	INTERNET MEDIA & SERVICES - 6.0%
52	Booking Holdings, Inc.(a)	184,456
1,194	Expedia Group, Inc.(a)	181,237
1,719	GoDaddy, Inc.(a)	182,489
		548,182
	MEDICAL EQUIPMENT & DEVICES - 1.9%
11,699	Novocure Ltd.(a)	174,666

	METALS & MINING - 2.0%
2,993	Warrior Met Coal, Inc.	182,483

	OIL & GAS PRODUCERS - 18.0%
7,102	Coterra Energy, Inc.	181,243
26,251	Crescent Point Energy Corporation	181,919
6,968	Enterprise Products Partners, L.P.	183,607
17,969	Equitrans Midstream Corporation	182,925
1,357	Gulfport Energy Corporation(a)	180,752
10,341	Kinder Morgan, Inc.	182,415
5,008	MPLX, L.P.	183,894
4,997	Par Pacific Holdings, Inc.(a)	181,741
1,371	Phillips 66	182,535
		1,641,031
	OIL & GAS SERVICES & EQUIPMENT - 2.0%
9,063	Kodiak Gas Services, Inc.	181,985

	RETAIL - CONSUMER STAPLES - 2.0%
7,905	SpartanNash Company	181,420

	RETAIL - DISCRETIONARY - 2.0%
57,048	Petco Health & Wellness Company, Inc.(a)	180,272

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SEMICONDUCTORS - 3.9%
2,124	Micron Technology, Inc.	$ 181,262
5,673	Photronics, Inc.(a)	177,962
		359,224
	SOFTWARE - 10.0%
714	Crowdstrike Holdings, Inc.(a)	182,299
3,857	Nutanix, Inc.(a)	183,941
5,252	RingCentral, Inc.(a)	178,305
353	Synopsys, Inc.(a)	181,763
1,463	Wix.com Ltd.(a)	179,978
		906,286
	SPECIALTY FINANCE - 2.0%
2,765	Mr. Cooper Group, Inc.(a)	180,057

	TECHNOLOGY HARDWARE - 4.0%
586	Motorola Solutions, Inc.	183,470
2,073	NetApp, Inc.	182,756
		366,226
	TECHNOLOGY SERVICES - 5.9%
989	Coinbase Global, Inc., Class A(a)	172,007
2,906	Parsons Corporation(a)	182,235
9,950	StoneCompany Ltd.(a)	179,399
		533,641
	TELECOMMUNICATIONS - 2.0%
9,940	Telephone and Data Systems, Inc.	182,399

	TRANSPORTATION & LOGISTICS - 5.9%
2,977	Scorpio Tankers, Inc.	181,002
3,466	SkyWest, Inc.(a)	180,925
3,633	Teekay Tankers Ltd.	181,541
		543,468

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value

	TOTAL COMMON STOCKS (Cost $8,967,574)	$ 9,080,209

	TOTAL INVESTMENTS - 99.7% (Cost $8,967,574)	$ 9,080,209
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	27,480
	NET ASSETS - 100.0%	$ 9,107,689

L.P.	- Limited Partnership
Ltd.	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.